Basis of Preparation - Additional Information (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Basis of Preparation [Line Items]
Profit (loss)	[1]	€ (58,235)		€ (70,632)
Cash flows used in operating activities		(17,593)		(44,459)
Cash and cash equivalents		59,748	[2]	€ 105,554	€ 101,158	€ 83,308
Positive total equity balance		97,578	[2]		€ 149,789
Wall Box Chargers, S.L.U. [Member]
Basis of Preparation [Line Items]
Profit (loss)		58,235
Retained earnings accumulated deficit		478,429
Cash and cash equivalents		59,748
Positive total equity balance		€ 97,599

[1]	Unaudited
[2]	Unaudited